Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted loss per common share - USD ($)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Numerator:
Net income (loss) allocable to Class A common stock subject to possible redemption					$ (589,818)	$ 46,938
Denominator:
Basic net income (loss) per share, common stock					$ (0.08)	$ 0
Numerator:
Net income (loss) allocable to Class B common stock					$ (244,269)	$ 13,299
Class A Common Stock [Member]
Denominator:
Weighted Average common stock, basic					7,700,506	12,204,321
Basic net income (loss) per share, common stock					$ (0.08)	$ 0
Nonredeemable Common Stock [Member]
Denominator:
Weighted Average common stock, basic	4,271,712	3,457,807	4,271,712	3,457,807	3,189,105	3,457,807
Basic net income (loss) per share, common stock	$ (0.06)	$ 0.01	$ (0.14)	$ 0